PREFERRED LIMITED PARTNERS EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
PREFERRED LIMITED PARTNERS EQUITY

15. PREFERRED LIMITED PARTNERS’ EQUITY

Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred Units as follows:

			Earliest	Distributions declared for
		Cumulative	permitted	the year ended		Carrying value as at
(MILLIONS, EXCEPT	Shares	distribution	redemption	December 31		Dec 31	Dec 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 5 (C$72)	2.89	5.59	Apr 2018	$4	$4	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 2021	7	8	128	128
Series 9 (C$200)	8.00	5.75	Jul 2021	9	8	147	147
Series 11 (C$250)	10.00	5.00	Apr 2022	9	8	187	187
Series 13 (C$250)	10.00	5.00	Apr 2023	9	-	196	-
	37.89			$38	$28	$707	$511

On January 16, 2018, Brookfield Renewable issued 10,000,000 Class A Preferred Limited Partnership Units, Series 13 (the “Series 13 Preferred Units”) at a price of C$25 per unit for gross proceeds of C$250 million ($201 million). Brookfield Renewable incurred C$7 million ($5 million) in related transaction costs inclusive of fees paid to underwriters. The holders of the Series 13 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.0% for the initial period ending April 30, 2023. Thereafter, the distribution rate will be reset every five years at a rate equal to the greater of: (i) the 5-year Government of Canada bond yield plus 3.00%, and (ii) 5.00%.

The holders of the Series 13 Preferred Units will have the right, at their option, to convert their Series 13 Preferred Units into Class A Preferred Limited Partnership Units, Series 14 (the “Series 14 Preferred Units”), subject to certain conditions, on April 30, 2023 and on April 30 every five years thereafter. The holders of Series 14 Preferred Units will be entitled to receive floating rate cumulative preferential cash distributions equal to the sum of the three month Government of Canada Treasury Bill rate plus 3.00%.

As at December 31, 2018, none of the Class A, Series 5 Preferred Limited Partnership Units have been redeemed.